STAFF COSTS - Schedule of Staff Costs and Average Number of Employees (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) employee	Dec. 31, 2021 USD ($) employee
Staff costs comprise the following
Wages and salaries	$ 46.9	$ 38.8	$ 42.1
Share-based compensation	23.0	2.9	2.3
Pension costs	3.8	3.3	3.6
Other social security costs	1.4	1.5	1.3
Other staff costs	2.8	3.2	2.8
Total	$ 77.9	$ 49.7	$ 52.1
Average number of permanent employees
Seafarers | employee	105	100	106
Land-based | employee	468	386	341
Total | employee	573	486	447
Operating expenses
Staff costs comprise the following
Total	$ 8.6	$ 7.7	$ 9.7
Admini- strative expenses
Staff costs comprise the following
Total	$ 69.3	$ 42.0	$ 42.4